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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:    201,511
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                        COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                     --------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                             VOTING AUTHORITY
                                                                                                            -------------------
                                TITLE OF                VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER                   CLASS        CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               --------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ALCOA INC                         COM        013817101     355   23,041   SH               SOLE              23,041   0     0
BANK OF AMERICA CORPORATION       COM        060505104   2,097  157,201   SH               SOLE             157,201   0     0
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108   1,789  126,429   SH               SOLE             126,429   0     0
BOEING CO                         COM        097023105   2,104   32,247   SH               SOLE              32,247   0     0
CISCO SYS INC                     COM        17275R102   2,277  112,530   SH               SOLE             112,530   0     0
CITIGROUP INC                     COM        172967101     846  178,948   SH               SOLE             178,948   0     0
DELL INC                          COM        24702R101     467   34,480   SH               SOLE              34,480   0     0
FEDEX CORP                        COM        31428X106   1,240   13,335   SH               SOLE              13,335   0     0
FORD MTR CO DEL              COM PAR $0.01   345370860   1,862  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO               COM        369604103   2,336  127,712   SH               SOLE             127,712   0     0
GOLDMAN SACHS GROUP INC           COM        38141G104   1,507    8,960   SH               SOLE               8,960   0     0
GOOGLE INC                        CL A       38259P508   1,078    1,815   SH               SOLE               1,815   0     0
HOME DEPOT INC                    COM        437076102   2,837   80,905   SH               SOLE              80,905   0     0
ISHARES INC                   MSCI GERMAN    464286806   6,086  254,224   SH               SOLE             254,224   0     0
ISHARES INC                    MSCI JAPAN    464286848   4,018  368,248   SH               SOLE             368,248   0     0
ISHARES TR                   DJ OIL&GAS EXP  464288851     987   15,454   SH               SOLE              15,454   0     0
ISHARES TR                   MSCI EAFE IDX   464287465  30,472  523,394   SH               SOLE             523,394   0     0
ISHARES TR                   MSCI EMERG MKT  464287234     396    8,316   SH               SOLE               8,316   0     0
ISHARES TR                    RUSSELL 1000   464287622   1,376   19,690   SH               SOLE              19,690   0     0
ISHARES TR                    RUSSELL 2000   464287655     697    8,911   SH               SOLE               8,911   0     0
ISHARES TR                    RUSSELL 3000   464287689   7,935  105,874   SH               SOLE             105,874   0     0
ISHARES TR                   RUSSELL MCP GR  464287481   1,024   18,080   SH               SOLE              18,080   0     0
ISHARES TR                   RUSSELL MIDCAP  464287499     808    7,938   SH               SOLE               7,938   0     0
ISHARES TR                     S&P500 GRW    464287309   4,758   72,482   SH               SOLE              72,482   0     0
JPMORGAN CHASE & CO               COM        46625H100     339    7,988   SH               SOLE               7,988   0     0
LOWES COS INC                     COM        548661107   1,355   54,032   SH               SOLE              54,032   0     0
MGM RESORTS INTERNATIONAL         COM        552953101   1,245   83,834   SH               SOLE              83,834   0     0
MICROSOFT CORP                    COM        594918104     425   15,218   SH               SOLE              15,218   0     0
NORDSTROM INC                     COM        655664100   2,167   51,133   SH               SOLE              51,133   0     0
NORFOLK SOUTHERN CORP             COM        655844108   1,985   31,600   SH               SOLE              31,600   0     0
OCCIDENTAL PETE CORP DEL          COM        674599105     321    3,272   SH               SOLE               3,272   0     0
POWERSHARES QQQ TRUST          UNIT SER 1    73935A104  17,110  314,179   SH               SOLE             314,179   0     0
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605   1,330   83,405   SH               SOLE              83,405   0     0
SIX FLAGS ENTMT CORP NEW          COM        83001A102   3,031   55,722   SH               SOLE              55,722   0     0
SPDR S&P 500 ETF TR             TR UNIT      78462F103  82,665  657,377   SH               SOLE             657,377   0     0
STARBUCKS CORP                    COM        855244109   5,524  171,940   SH               SOLE             171,940   0     0
TOYOTA MOTOR CORP            SP ADR REP2COM  892331307   2,046   26,021   SH               SOLE              26,021   0     0
UBS AG                          SHS NEW      H89231338     628   38,157   SH               SOLE              38,157   0     0
ZIMMER HLDGS INC                  COM        98956P102   1,988   37,031   SH               SOLE              37,031   0     0
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